DESCRIPTION OF ASSETS ACQUIRED (Tables)	Dec. 19, 2024
Awaysis Belize Limited [Member]
Business Combination [Line Items]
SCHEDULE OF PURCHASE PRICE RECONCILIATION

Purchase Price Reconciliation

Description	Amount (USD)
Total purchase consideration	5,500,000
Less: Liabilities assumed	(4,465,415)
(Less): Purchase Price Adjustment (*)	(1,034,585)
Net assets acquired	-0-